Consolidated Statements of Cash Flows In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2010 INR
Cash flows from operating activities:
Net income (loss)	$ (19)	(938)	(8,082)	(3,824)
Adjustment to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	360	18,329	13,980	14,074
Loss/ (gain) on sale of property, plant and equipment, net	(1)	(31)	489	10
Gain on sale of available-for-sale investments	(7)	(379)	(138)	(347)
Allowances for Doubtful debts (Net of recoveries)	13	647	484	823
Equity in net loss of equity method investees	19	944	5,636	3,192
Fair value gain on previously held interest in equity method investee recognised on business acquisition	(217)	(11,047)	(128)
Joint venture termination fees			(90)
Deferred income tax expense (benefit)	77	3,907	(245)	882
Net change in:
Accounts receivable	(78)	(3,993)	(39)	23
Advance income taxes, net	25	1,283	3,103	(6,876)
Prepaid expenses, other current and non current assets	(137)	(6,964)	(495)	(1,411)
Accounts payable, other current and non-current liabilities	126	6,411	(2,797)	7,867
Net cash provided by operating activities	161	8,169	11,678	14,413
Cash flows from investing activities:
Purchase of property, plant and equipment	(356)	(18,103)	(14,573)	(24,180)
Purchase of intangible assets	(16)	(791)	(793)	(882)
Proceeds from sale of property, plant and equipment	4	207	106	208
Proceeds from sale of available-for-sale investments	1,015	51,648	22,449	105,504
Purchase of available-for-sale investments	(989)	(50,357)	(18,634)	(102,678)
Purchase of shares in equity method investees	(5)	(255)	(530)	(808)
Loans given to equity method investees	(15)	(765)	(3,110)	(1,284)
Acquisition of business, net of cash acquired	(26)	(1,313)	(242)	(149)
Change in restricted cash		(19)	(2)	3
Short-term bank deposits		12	13	2,662
Inter Corporate Deposit given	(28)	(1,400)
Inter Corporate Deposit matured	26	1,300
Purchase of investments		(1)	(1)
Loan to non-controlling interest of subsidiaries	(22)	(1,112)
Refund of amount paid towards joint venture with China Enterprise Communications.			748
Advances for investments			(455)
Net cash used in investing activities	(412)	(20,949)	(15,024)	(21,604)
Cash flows from financing activities:
Proceeds from long-term borrowings	413	21,049	26,501	10,386
Long-term borrowings repaid	(185)	(9,413)	(26,442)	(997)
Proceeds from short-term borrowings	421	21,402	17,827	28,212
Short-term borrowings repaid	(535)	(27,223)	(10,675)	(32,289)
Proceeds of bank overdrafts, net	34	1,739	669	184
Loan from non-controlling interest of subsidiary	22	1,112
Dividends paid (includes Rs. 946 million, Rs. Nil and Rs. 407 million in fiscals 2010, 2011 and 2012 paid to related parties)	(11)	(570)		(1,283)
Dividend paid to non-controlling interest of subsidiary		(5)	(2)	(5)
Payment of finance lease obligations	(1)	(28)	(31)	(22)
Net cash provided by financing activities	158	8,063	7,847	4,186
Net change in cash flows	(93)	(4,717)	4,501	(3,005)
Effect of foreign exchange differences on cash flows	13	644	(59)	344
Cash and cash equivalents, beginning of year	134	6,831	2,389	5,050
Cash and cash equivalents, end of year	54	2,758	6,831	2,389
Supplementary cash flow information:
Interest paid (net of interest capitalized)	154	7,819	3,976	3,840
Income taxes paid (refunds)	(2)	(107)	(2,290)	4,982
Supplementary disclosure of non-cash investing activity:
Payables for capital purchases	63	3,206	2,010	909
Supplementary disclosure of non-cash financing activity:
Loan from non-controlling interest converted to preference shares in SEPCO group	$ 90	4,556